Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, MD Financial Management (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 03, 2018	Oct. 31, 2017
Disclosure of detailed information about business combination [line items]
Deferred tax liability	$ (56)	$ (493)
Goodwill arising on acquisition	$ 9,631	$ 10,007		$ 7,243
MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at fair value			$ 97
Deferred tax liability			(501)
Goodwill arising on acquisition			1,154
Purchase consideration transferred			2,700
Finite Life Intangible Assets [Member] | MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition			70
Indefinite Life Intangible Assets [Member] | MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition			$ 1,880